Property and Equipment - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) item	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) item	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Depreciation and amortization expense
Depreciation and amortization expense | $	$ 122,869	$ 135,600	$ 257,954	$ 290,715	$ 577,348	$ 660,460	$ 741,772
Equipment leased to customers
Depreciation and amortization expense
Depreciation and amortization expense | $	69,489	86,453	149,171	194,589	370,867	437,342	539,434
Satellites
Depreciation and amortization expense
Depreciation and amortization expense | $	23,796	12,920	47,593	23,575	65,441	61,045	61,045
Buildings, furniture, fixtures, equipment and other
Depreciation and amortization expense
Depreciation and amortization expense | $	$ 29,584	$ 36,227	$ 61,190	$ 72,551	$ 141,040	$ 162,073	$ 141,293
Pay-TV Satellites
Depreciation and amortization expense
Number of satellites utilized in geostationary orbit approximately 22,300 miles above the equator			11		11
Owned Satellites	2		2		2
Number of satellites utilized under operating lease					6
Number of satellites leased from third parties			2
EchoStar | Pay-TV Satellites
Depreciation and amortization expense
Number of satellites utilized under operating lease			1
Dish Network | Pay-TV Satellites
Depreciation and amortization expense
Number of satellites utilized under operating lease			6